Stock Compensation Plans and Awards	9 Months Ended
Sep. 23, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION PLANS AND AWARDS
STOCK COMPENSATION PLANS AND AWARDS
2012 Long-Term Incentive Plan
In connection with the IPO, the Company adopted the 2012 Plan effective April 18, 2012, which has a term of 10 years. The Company’s compensation committee will generally designate those employees, consultants and non-employee directors eligible to participate in the 2012 Plan. Subject to adjustment in the event of a merger, recapitalization, stock split, reorganization or similar transaction, 6,786,667 shares, or the share limit, are reserved for issuance in connection with awards granted under the 2012 Plan. Any unexercised, unconverted or undistributed portion of any award that is not paid in connection with the settlement of an award or is forfeited without the issuance of shares shall again be available for grant under the 2012 Plan. Options and stock appreciation rights under the 2012 Plan have a maximum term of 10 years.
The 2012 Plan provides for the grant of stock options (including nonqualified stock options and incentive stock options), restricted stock, restricted stock units, performance awards (which include, but are not limited to, cash bonuses), dividend equivalents, stock payment awards, stock appreciation rights, and other incentive awards. The exercise price of an option or stock appreciation price must be equal to or greater than the fair market value of the Company’s common stock on the date of grant.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Due to the limited trading history of the Company’s common stock, the volatility assumption used was based on the weighted average historical stock prices of a peer group which is representative of the Company’s size and industry. The Company considers estimates for employee termination and the period of time the options are expected to be outstanding for the option term assumption within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.
The following table presents the weighted-average assumptions used to estimate the fair value of the options granted during the periods presented:

September 23, 2012
Weighted- average volatility	45.90%
Expected dividend yield	—%
Expected term (in years)	6
Risk-free rate	1.14%

The following table shows the total compensation cost charged against income for stock compensation plans and the related tax benefits recognized in the income statement for the periods indicated:

	Three Months Ended		Nine Months Ended
	September 23, 2012	September 25, 2011	September 23, 2012	September 25, 2011
	(In thousands)		(In thousands)
Stock compensation expense	$15	$—	$27	$—
Income tax benefit related to stock compensation	$6	$—	$11	$—

A summary of option activity under the 2012 Plan as of September 23, 2012 and changes during the nine months then ended is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding - December 31, 2011	—	—
Granted	12,466	$18.00
Exercised	—	—
Canceled or expired	—	—
Outstanding - September 23, 2012	12,466	$18.00	5.57	$88,883
Options vested and expected to vest as of September 23, 2012	12,466	$18.00	5.57	$88,883
Options vested and exercisable as of September 23, 2012	—	—		$—

A summary of the status of nonvested shares as of September 23, 2012 and changes during the nine months then ended is presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - December 31, 2011	—	$—
Granted	12,466	$8.02
Vested	—	$—
Forfeited	—	$—
Nonvested - September 23, 2012	12,466	$8.02

As of September 23, 2012, there was $72,502 of total unrecognized compensation cost related to nonvested stock compensation arrangements granted under the 2012 Plan. Such cost is expected to be recognized over a weighted-average period of 1.57 years.